Investment in equity investees (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of condensed financial information of the Group's equity investments

	For the year ended December 31,
	2019	2020	2021

	(RMB in millions)
Revenues	128,942	140,263	145,582
Gross profit	34,541	45,590	39,736
Income/(loss) from operations	(534)	5,157	1,877
Net income/(loss)	(565)	2,680	(250)
Net income/(loss) attributable to ordinary shareholders	(1,235)	3,292	675

	As of December 31,
	2020	2021

	(RMB in millions)
Current assets	129,535	150,304
Non-current assets	97,110	140,872
Current liabilities	97,669	109,790
Non-current liabilities	17,371	49,919
Non-controlling interests	1,119	973

Yonghui Group
Schedule of investment accounted for using equity method

	As of December 31,
	2020	2021

	(RMB in millions)
Carrying value of investment in Yonghui’s ordinary shares	6,538	4,592
Proportionate share of Yonghui’s net tangible and intangible assets	2,602	2,225

Positive basis difference	3,936	2,367

Positive basis difference has been assigned to:
Goodwill(*)	2,603	1,111
Amortizable intangible assets (**)	1,777	1,674
Deferred tax liabilities	(444)	(418)

	3,936	2,367

(*)
In the third quarter of 2021, the Group conducted impairment assessments on its investment in Yonghui considering the duration and severity of the decline of Yonghui’s stock price after the investment, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded impairment charges of RMB1,492 million, to write down the carrying value of its investment in Yonghui to its fair value, based on quoted closing prices of Yonghui as of September 30, 2021.

(**)	As of December 31, 2021, the weighted average remaining life of the intangible assets not included in Yonghui’s consolidated financial statements was 14 years.

Dada Group
Schedule of investment accounted for using equity method

	As of December 31,
	2020	2021

	(RMB in millions)
Carrying value of investment in Dada’s ordinary shares	7,280	6,075
Proportionate share of Dada’s net tangible and intangible assets	3,336	2,136

Positive basis difference	3,944	3,939

Positive basis difference has been assigned to:
Goodwill	3,893	3,893
Amortizable intangible assets (*)	68	61
Deferred tax liabilities	(17)	(15)

	3,944	3,939

(*)	As of December 31, 2021, the weighted average remaining life of the intangible assets not included in Dada’s consolidated financial statements was 4 years.

ATRenew
Schedule of investment accounted for using equity method

As of December 31,
2021
(RMB in millions)
Carrying value of investment in ATRenew’s ordinary shares	2,832
Proportionate share of ATRenew’s net tangible and intangible assets	2,209

Positive basis difference	623

Positive basis difference has been assigned to:
Goodwill (*)	35
Amortizable intangible assets (**)	784
Deferred tax liabilities	(196)

623

(*)
In the fourth quarter of 2021, the Group conducted impairment assessments on its investment in ATRenew considering the duration and severity of the decline of ATRenew’s stock price after the investment, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded impairment charges of
RMB3,909
million, to write down the carrying value of its investment in ATRenew to its fair value, based on quoted closing prices of ATRenew as of December 31, 2021.

(**)	As of December 31, 2021, the weighted average remaining life of the intangible assets not included in ATRenew’s consolidated financial statements was 8 years.